Condensed Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Research and Development Expenses [Member]
Non-cash stock-based compensation expenses	$ 52	$ 174	$ 212	$ 552	$ 632	$ 836
General and Administrative Expenses [Member]
Non-cash stock-based compensation expenses	$ 76	$ 211	$ 437	$ 691	$ 903	$ 1,010